CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Revenues	¥ 44,280,720	$ 6,066,434	¥ 38,418,915	¥ 35,376,996
Cost of revenues	30,563,628	$ 4,187,200	26,756,389	26,337,721
Other comprehensive income/(loss), tax	0		0	0
Related Party
Revenues	314,005		594,859	1,038,004
Cost of revenues	¥ 1,315,905		¥ 1,351,977	¥ 797,256